Variable Interest Entities	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
14.	Variable Interest Entities
In accordance with ASC 810, an enterprise is determined to be the primary beneficiary of a VIE if it holds a controlling financial interest. A controlling financial interest is defined as (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. The consolidation guidance requires an analysis to determine (a) whether an entity in which Ben holds a variable interest is a VIE and (b) whether Ben’s involvement, through holding interests directly or indirectly in the entity or contractually through other variable interests (for example, management and performance-related fees), would give it a controlling financial interest. The performance of that analysis requires the exercise of judgment. Based on management’s analysis, there are no VIEs that require consolidation, other than those described below.
VIEs for Which the Company is the Primary Beneficiary
CT Risk Management, L.L.C.
CT Risk Management, L.L.C. (“CT”), a Delaware limited liability company, is currently governed by the Fourth Amended and Restated Limited Liability Company Agreement entered into on April 27, 2022. CT was created to reduce the impact of a potential market downturn on the interests in alternative assets held by the Customer ExAlt Trusts that collateralize the loans receivable from the Customer ExAlt Trusts held by BFF, or other Ben entities (such loans receivable are eliminated solely for financial reporting purposes in our consolidated financial statements) by distributing any potential profits to certain of the Customer ExAlt Trusts thereby offsetting any reduction in the value of the alternative assets.

CT is considered a VIE as the at-risk equity holder, BFF, does not have all of the characteristics of a controlling financial interest due to BFF’s receipt of returns being limited to its initial investment in CT. The Company concluded that BCC is the primary beneficiary of CT as BFF has the power to direct the most significant activities and has an obligation to absorb potential losses of CT. Accordingly, the results of CT are included in the Company’s consolidated financial statements.
As of September 30, 2023 and March 31, 2023, the consolidated statements of financial condition include assets of this consolidated VIE with a carrying value of nil and $4.0 million, which is recorded in the investments held by Ben line item of the consolidated statements of financial condition. The Company recorded losses of $0.7 million for three months ended September 30, 2023, compared to gains of $1.0 million for the same period of 2022, respectively, which is reported in the gain (loss) on financial instruments, net line item of the consolidated statements of comprehensive income (loss). The Company recorded losses of $3.0 million for six months ended September 30, 2023, compared to gains of $2.7 million for the same period of 2022, respectively, which is reported in the gain (loss) on financial instruments, net line item of the consolidated statements of comprehensive income (loss).
Customer ExAlt Trusts
The Company determined that all of the Customer ExAlt Trusts used in connection with its operations are VIEs of which Ben is the primary beneficiary as defined under ASC 810. The Company concluded that it is the primary beneficiary of the Customer ExAlt Trusts as it has the power to direct the most significant activities and has an obligation to absorb potential losses of the Customer ExAlt Trusts. Accordingly, the results of the Customer ExAlt Trusts are included in the Company’s consolidated financial statements. Although the Company is deemed to be the primary beneficiary of the Customer ExAlt Trusts for purposes of ASC 810, it is neither designated as a beneficiary under the trust agreements nor recognized as a beneficiary of such trusts under applicable state trust law. The assets of the Customer ExAlt Trusts may only be used to settle obligations of the Customer ExAlt Trusts. Other than potentially funding capital calls above the related reserve (refer to Note 17), there is no recourse to the Company for the Customer ExAlt Trusts’ liabilities. The cash flows generated by these VIEs are included within the Company’s consolidated statements of cash flows.
The consolidated statements of financial condition includes the following amounts from these consolidated VIEs as of the dates presented:

(Dollars in thousands)	September 30, 2023	March 31, 2023
Assets:
Cash and cash equivalents	$812	$3,259
Restricted cash	20	819
Investments, at fair value	457,548	491,859
Other assets	5,542	5,891

Total Assets of VIEs	$463,922	$501,828

Liabilities:
Accounts payable and accrued expense	$1,820	$1,945
Other liabilities	108	132
Customer ExAlt Trusts loan payable, net	48,660	52,129

Total Liabilities of VIEs	$50,588	$54,206

Equity:
Treasury stock	$(3,444)	$(3,444)
Noncontrolling interests	(138,441)	(118,299)
Accumulated other comprehensive income	391	9,900

Total Equity of VIEs	$(141,494)	$(111,843)

The consolidated statements of comprehensive income (loss) for the periods presented includes the following amounts from these consolidated VIEs.

	Three Months Ended September 30,		Six Months Ended September 30,
(Dollars in thousands)	2023	2022	2023	2022
Revenues
Investment income (loss), net	$(13)	$(17,099)	$487	$(42,216)
Loss on financial instruments, net	(41,875)	(16,391)	(43,679)	(16,402)
Interest and dividend income	2	10	10	14

Total revenues	(41,886)	(33,480)	(43,182)	(58,604)
Operating expenses
Interest expense	1,794	1,965	3,668	4,294
Provision for credit losses	—	—	—	12,607
Professional services	885	2,374	2,146	2,956
Other expenses	26	—	383	600

Total operating expenses	2,705	4,339	6,197	20,457

Net income (loss)	$(44,591)	$(37,819)	$(49,379)	$(79,061)

Net income (loss) attributable to noncontrolling interests	$(3,592)	$(72,843)	$(17,458)	$(101,554)

17. Variable Interest Entities
In accordance with ASC 810, an enterprise is determined to be the primary beneficiary of a VIE if it holds a controlling financial interest. A controlling financial interest is defined as (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. The consolidation guidance requires an analysis to determine (a) whether an entity in which Ben holds a variable interest is a VIE and (b) whether Ben’s involvement, through holding interests directly or indirectly in the entity or contractually through other variable interests (for example, management and performance-related fees), would give it a controlling financial interest. The performance of that analysis requires the exercise of judgment. Based on management’s analysis, there are no VIEs that require consolidation, other than those described below.
VIEs for Which the Company is the Primary Beneficiary
CT Risk Management, L.L.C.
On March 20, 2020, CT Risk Management, L.L.C. (“CT”), which is currently governed by the Fourth Amended and Restated Limited Liability Company Agreement entered into on April 27, 2022, was created as a Delaware limited liability company to reduce the impact of a potential market downturn on the interests in alternative assets held by the Customer ExAlt Trusts that collateralize the loans receivable from the Customer ExAlt Trusts held by BFF, or other Ben entities (such loans receivable are eliminated solely for financial reporting purposes in our consolidated financial statements) by distributing any potential profits to certain of the Customer ExAlt Trusts thereby offsetting any reduction in the value of the alternative assets.
CT is considered a VIE as the
at-risk
equity holder, BFF, does not have all of the characteristics of a controlling financial interest due to BFF’s receipt of returns being limited to its initial investment in CT. The Company concluded that BCC is the primary beneficiary of CT as BFF has the power to direct the most significant activities and has an obligation to absorb potential losses of CT. Accordingly, the results of CT are included in the Company’s consolidated financial statements.
As of March 31, 2023, the consolidated statements of financial condition include assets of this consolidated VIE with a carrying value of $4.0 million, which is recorded in the investments held by Ben line item of the consolidated statements of financial condition. There were no put options held as of March 31, 2022. The Company recorded a loss of $3.5 million, $5.2 million, and $7.8 million, for the years ended March 31, 2023, December 31, 2021 and December 31, 2020, respectively, which is reported in the gain (loss) on financial instruments, net line item of the consolidated statements of comprehensive income (loss).

Customer ExAlt Trusts
The Company determined that all of the Customer ExAlt Trusts used in connection with its operations are VIEs of which Ben is the primary beneficiary as defined under ASC 810. The Company concluded that it is the primary beneficiary of the Customer ExAlt Trusts as it has the power to direct the most significant activities and has an obligation to absorb potential losses of the Customer ExAlt Trusts. Accordingly, the results of the Customer ExAlt Trusts are included in the Company’s consolidated financial statements. Although the Company is deemed to be the primary beneficiary of the Customer ExAlt Trusts for purposes of ASC 810, it is neither designated as a beneficiary under the trust agreements nor recognized as a beneficiary of such trusts under applicable state trust law. The assets of the Customer ExAlt Trusts may only be used to settle obligations of the Customer ExAlt Trusts. Other than potentially funding capital calls above the related reserve (refer to Note 20), there is no recourse to the Company for the Customer ExAlt Trusts’ liabilities. The cash flows generated by these VIEs are included within the Company’s consolidated statements of cash flows.
The consolidated statements of financial condition includes the following amounts from these consolidated VIEs as of the dates presented:

(Dollars in thousands)	March 31, 2023	March 31, 2022
Assets:
Cash and cash equivalents	$3,259	$10,024
Restricted cash	819	5,517
Investments, at fair value	491,859	659,921
Other assets	5,891	3,361

Total Assets of VIEs	$501,828	$678,823

Liabilities:
Accounts payable and accrued expense	$1,945	$5,350
Other liabilities	132	479
Customer ExAlt Trusts loan payable, net	52,129	65,674

Total Liabilities of VIEs	$54,206	$71,503

Equity:
Treasury stock	$(3,444)	$(3,444)
Noncontrolling interests	(118,299)	982
Accumulated other comprehensive income (loss)	9,900	(1,326)

Total Equity of VIEs	$(111,843)	$(3,788)

The consolidated statements of comprehensive income (loss) for the periods presented include the following amounts from these consolidated VIEs.

(Dollars in thousands)	Year Ended March 31, 2023	Three Months Ended March 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Revenues
Investment income (loss), net	$(54,010)	$(10,811)	$15,534	$132,620
(Gain) loss on financial instruments, net	(35,085)	(44,661)	29,512	(15,838)
Interest income	54	—	7,110	1,798

Total revenues	(89,041)	(55,472)	52,156	118,580
Operating expenses
Interest expense	8,956	1,046	—	4,675
Provision for credit losses	13,843	4,774	14,319	—
Professional services	5,032	—	350	—
Other expenses	1,905	1,860	695	502

Total operating expenses	29,736	7,680	15,364	5,177

Net income (loss)	$(118,777)	$(63,152)	$36,792	$113,403

Net income (loss) attributable to noncontrolling interests	$(117,861)	$(55,229)	$(30,513)	$47,582

VIEs for Which the Company is not the Primary Beneficiary
The Company is not required to consolidate VIEs in which it has concluded it does not have a controlling financial interest, and thus is not the primary beneficiary. The guaranty with Bradley Capital discussed in Note 16 creates a variable interest held by Ben in Bradley Capital. Ben is not the primary beneficiary of Bradley Capital as it has no ability to direct the activities that most significantly impact that entity’s economic performance. There are no amounts of assets or liabilities related to Bradley Capital reflected in our statement of financial position for any periods presented. As described in Note 16, through December 9, 2022, and subsequent periods on or after the Forbearance Agreement is no longer effective, Ben’s maximum exposure under the possible future guaranty obligation is $20.0 million.